Document and Entity Information Document - shares	12 Months Ended
	Jun. 30, 2018	Oct. 10, 2018
Document Information [Line Items]
Entity Registrant Name	Endava plc
Entity Central Index Key	0001656081
Entity Filer Category	Non-accelerated Filer
Current Fiscal Year End Date	--06-30
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No
Document Type	20-F
Document Period End Date	Jun. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding	49,804,145
Class A ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		11,994,980
Class B ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		27,257,215
Class C ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		13,780,945